Note 10 - Lease - Supplement Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease, Right-of-Use Asset	$ 2,855	$ 3,188
Current portion of operating lease liabilities	535	605
Operating lease liabilities	2,264	$ 2,564
Total lease liabilities	$ 2,799